UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund:  BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Quality Fund,         Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 125.4%
Corporate — 6.5%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Chambers Project, AMT, Series A, 5.00%, 12/01/23	$1,310	$1,473,999
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	5,000	5,660,350
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,133,620
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,101,900

		9,369,869
County/City/Special District/School District — 16.0%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	750	771,083
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	1,490	1,596,565
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/35	1,250	1,303,437
County of Essex New Jersey Improvement Authority, Refunding RB, AMT (NPFGC), 4.75%, 11/01/32	1,000	1,037,620
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	1,000	1,099,290
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (b)	1,000	494,840
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	250	269,408
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	1,000	1,083,800
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (concluded):
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	$1,400	$1,516,704
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.20%, 12/01/14	5	5,019
5.25%, 12/01/15	5	5,019
5.00%, 12/01/17	5	5,015
5.00%, 12/01/18	5	5,013
5.00%, 12/01/19	5	5,012
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/29	1,060	1,138,419
4.00%, 3/01/30	1,060	1,134,592
4.00%, 3/01/31	1,200	1,280,136
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	200	220,464
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,155	2,380,693
Edgewater Borough Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	300	325,272
4.25%, 3/01/35	300	324,960
4.30%, 3/01/36	300	325,578
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC):
5.50%, 3/01/21	1,540	1,902,008
5.50%, 3/01/22	1,050	1,311,996
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM) (NPFGC), 5.00%, 9/15/15 (c)	1,000	1,042,150
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,720	1,740,846

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Township of Irvington, GO, Refunding Series A (AGM), 5.00%, 7/15/33	$500	$561,680

		22,886,619
Education — 30.4%
New Jersey EDA, LRB, Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	880	1,018,600
New Jersey Educational Facilities Authority, RB:
Higher Education Capital Improvement Fund, 5.00%, 9/01/33	2,060	2,275,394
Montclair State University, Series A (AMBAC), 5.00%, 7/01/16 (c)	1,600	1,723,248
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,805	4,208,026
Montclair State University, Series A, 5.00%, 7/01/39	4,500	5,164,695
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	2,765	2,821,600
Montclaire State University, Series A, 5.00%, 7/01/44	1,020	1,165,197
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,000	1,124,560
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,279,712
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,878,103
Seton Hall University, Series D, 5.00%, 7/01/38	140	155,742
Seton Hall University, Series D, 5.00%, 7/01/43	170	188,243
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,608,780
William Paterson University, Series C (AGC), 4.75%, 7/01/34	1,115	1,215,439
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	710	721,232
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT (concluded):
4.50%, 12/01/28	$1,170	$1,240,727
4.00%, 12/01/29	1,575	1,585,379
4.00%, 12/01/29	290	294,991
4.50%, 12/01/29	1,550	1,644,813
4.63%, 12/01/30	1,475	1,565,830
4.00%, 12/01/31	290	291,131
4.25%, 12/01/32	590	599,434
4.13%, 12/01/35	290	290,110
4.50%, 12/01/36	525	542,787
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.50%, 12/01/26	1,800	2,035,602
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	1,900	2,117,132
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	465	544,975
5.00%, 5/01/43	2,850	3,213,318

		43,514,800
Health — 15.1%
Camden County Improvement Authority, Refunding RB, 5.00%, 2/15/33 (a)	580	642,147
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	700	746,235
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	975	1,039,399
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	940	1,002,087
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	2,220	2,581,793
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,000	1,113,600
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/28	870	1,013,063
5.00%, 7/01/29	205	237,995
5.50%, 7/01/31	1,175	1,375,232

2	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
AHS Hospital Corp., 6.00%, 7/01/41	$1,100	$1,302,378
Catholic Health East Issue, 5.00%, 11/15/33	550	615,170
Hackensack University Medical (AGM), 4.63%, 1/01/30	2,315	2,468,577
Kennedy Health System, 5.00%, 7/01/42	140	150,882
Meridian Health System Obligated Group, 5.00%, 7/01/25	300	343,353
Meridian Health System Obligated Group, 5.00%, 7/01/26	2,130	2,422,129
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	1,820	2,063,680
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	440	506,145
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	1,300	1,475,331
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	300	329,019
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	180	179,456

		21,607,671
Housing — 8.2%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	1,970	2,136,997
Capital Fund Program, Series A (AGM) (HUD), 4.70%, 11/01/25	870	887,757
M/F Housing, Series A, 4.55%, 11/01/43	1,425	1,461,067
M/F Housing, Series A, AMT (NPFGC), 4.90%, 11/01/35	820	820,467
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	400	401,664
S/F Housing, Series AA, 6.50%, 10/01/38	260	270,338
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey Housing & Mortgage Finance Agency, RB (concluded):
S/F Housing, Series B, 4.50%, 10/01/30	$2,720	$2,923,782
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	1,070	1,112,843
M/F Housing, Series 2, 4.75%, 11/01/46	1,205	1,247,524
S/F Housing, Series T, 4.70%, 10/01/37	425	431,872

		11,694,311
State — 19.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/23 (b)	6,725	5,454,513
Election of 2005, Series A, 5.80%, 11/01/15 (c)	2,605	2,750,750
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (b)	2,325	1,934,191
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,000	1,211,700
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,000	7,134,050
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	1,185	1,424,726
School Facilities Construction, Series UU, 5.00%, 6/15/30	750	826,387
School Facilities Construction (AGC), 6.00%, 12/15/34	15	17,386
School Facilities Construction, Series KK, 5.00%, 3/01/38	380	409,556
School Facilities Construction, Series U, 5.00%, 9/01/37	1,040	1,130,698
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	365	396,832
School Facilities Construction, Series UU, 5.00%, 6/15/34	405	439,761
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,000	1,080,000

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	$355	$398,370
New Jersey EDA, Refunding RB (concluded):
Cigarette Tax, 5.00%, 6/15/28	910	1,009,590
Cigarette Tax, 5.00%, 6/15/29	1,195	1,321,551
School Facilities Construction, Series NN, 5.00%, 3/01/29	500	548,100
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	500	561,305

		28,049,466
Transportation — 23.8%
Delaware River Port Authority, RB:
5.00%, 1/01/29	750	875,955
5.00%, 1/01/37	2,865	3,259,568
Series D, 5.05%, 1/01/35	1,430	1,602,501
Series D (AGM), 5.00%, 1/01/40	1,500	1,665,330
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.13%, 1/01/34	660	721,241
5.38%, 1/01/43	2,235	2,472,379
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (e)	3,005	3,128,115
New Jersey State Turnpike Authority, Refunding RB, Series A (AGM), 5.25%, 1/01/29	2,000	2,489,900
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (b)	4,750	2,162,342
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (b)	2,760	1,013,417
Transportation Program, Series AA, 5.00%, 6/15/33	850	926,900
Transportation Program, Series AA, 5.25%, 6/15/33	1,640	1,838,981
Transportation System, Series A, 6.00%, 6/15/35	2,000	2,443,840
Transportation System, Series A (AGC), 5.63%, 12/15/28	780	912,569
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series B, 5.50%, 6/15/31	$730	$844,537
Transportation System, Series B, 5.25%, 6/15/36	725	802,546
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,185,250
Special Project, JFK International Air Terminal LLC Project, Special Project, Series 8, 6.00%, 12/01/42	1,500	1,738,545
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	2,000	2,263,920
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 12/01/33	1,155	1,301,223
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	200	218,586
5.00%, 11/01/29	200	217,862

		34,085,507
Utilities — 5.8%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	670	726,649
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	1,710	2,058,498
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
0.00%, 9/01/26	4,100	2,759,710
0.00%, 9/01/29	2,750	1,587,190
0.00%, 9/01/33	2,350	1,116,767

		8,248,814
Total Municipal Bonds in New Jersey		179,457,057
Guam — 3.3%
State — 3.3%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	120	131,373
Series A, 5.13%, 1/01/42	4,100	4,423,121

4	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam (concluded)
State (concluded)
Territory of Guam, RB, Business Privilege Tax Bonds (concluded):
Series B-1, 5.00%, 1/01/37	$155	$166,969
Total Municipal Bonds in Guam		4,721,463
Puerto Rico — 3.0%
Health — 3.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/30	4,220	4,332,336
Total Municipal Bonds — 131.7%		188,510,856

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 23.3%
County/City/Special District/School District — 3.8%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	4,930	5,434,438
Education — 3.2%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	4,003	4,502,087
State — 4.5%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	3,300	4,295,610
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (g)	1,918	2,102,557

		6,398,167
Transportation — 11.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	4,100	4,545,096
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	$760	$841,465
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	4,089	4,629,156
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	4,500	4,914,675
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	1,829	2,023,312

		16,953,704
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.3%		33,288,396
Total Long-Term Investments (Cost — $203,232,359) — 155.0%		221,799,252

Short-Term Securities — 1.2%	Shares
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	1,799,624	1,799,624
Total Short-Term Securities (Cost — $1,799,624) — 1.2%		1,799,624
Total Investments (Cost — $205,031,983) — 156.2%		223,598,876
Other Assets Less Liabilities — 1.4%		1,973,443
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.6%)		(18,048,831)
VRDP Shares, at Liquidation Value — (45.0%)		(64,400,000)

Net Assets Applicable to Common Shares — 100.0%		$143,123,488

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$187,342,129

Gross unrealized appreciation		$18,723,642
Gross unrealized depreciation		(511,164)

Net unrealized appreciation		$18,212,478

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Goldman Sachs & Co.	$642,147	$(8,445)

(b)	Zero-coupon bond.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by municipal or U.S. Treasury obligations.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from June 15, 2019 to September 1, 2020 is $5,090,139.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF New Jersey Municipal Money Fund	2,535,160	(735,536)	1,799,624	—

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HUD	Department of Housing and Urban Development
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(85)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$10,740,547	$ 97,591

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$221,799,252	—	$221,799,252
Short-Term Securities	$1,799,624	—	—	1,799,624

Total	$1,799,624	$221,799,252	$—	$223,598,876

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014	7

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$97,591	—	—	$97,591

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$108,000	—	—	$108,000
Liabilities:
TOB trust certificates	—	$(18,044,269)	—	(18,044,269)
VRDP Shares	—	(64,400,000)	—	(64,400,000)

Total	$108,001	$(82,444,269)	—	$(82,336,269)

There were no transfers between levels during the period ended October 31, 2014.

8	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 23, 2014